Wasatch Long/Short Fund
WASATCH LONG/SHORT FUND — Summary
INVESTMENT OBJECTIVE
The Fund's investment objective is capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Wasatch Long/Short Fund Investor Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Wasatch Long/Short Fund Investor Class shares
Management Fee	1.10%
Distribution/Service (12b-1) Fee	none
Other Expenses	0.20%
Dividend Expense on Short Sales/Interest Expense	0.33%
Total Annual Fund Operating Expenses	1.63%

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund's Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Wasatch Long/Short Fund Investor Class shares	166	514	886	1,932

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities by maintaining long equity positions and short equity positions.

We seek to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500 Index). Under normal market conditions, we will invest the Fund's assets in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that we have identified as being undervalued (long equity positions) and we will sell short those securities (short equity positions) that we have identified as being overvalued. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks.

The Fund may at any time have either a net long exposure or a net short exposure to the equity markets and the Fund will not be managed to maintain either net long or net short market exposure.

The Fund may invest in early stage companies and initial public offerings (IPOs).

We believe that the best opportunities to make both short and long equity investments are when the market's perception of the values of individual companies (measured by the stock price) differs widely from our assessment of the intrinsic values of such companies. We further believe that opportunities to invest in undervalued and overvalued stocks arise due to a variety of market inefficiencies including:

•	Changes in market participant psychology and circumstances.
•	Imperfect information.
•	Forecasts and projections by Wall Street analysts and company representatives that differ from experienced reality.

When evaluating a potential long or short investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with particular emphasis on company fundamentals.

Along with long positions, the Long/Short Fund intends to engage in short sales of securities of companies that we believe:

•	Have earnings that appear to be reflected in the current price.
•	Are likely to fall short of market expectations.
•	Are in industries exhibiting weaknesses.
•	Have poor management.
•	Are likely to suffer an event affecting long-term earnings.

The Fund may invest in fixed income securities consisting of corporate notes, bonds and debentures, including those that are rated less than investment grade at the time of purchase.

The Fund is non-diversified meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, financials, energy, consumer discretionary, materials, industrials and consumer staples.

The Fund is expected to have a high portfolio turnover rate.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund's investments may decline in value due to movements in the overall stock market.

Market Direction Risk. Since the Fund has both a "long" and a "short" portfolio, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical "long only" stock fund. The Fund's results will suffer both when there is a general stock market advance and the Fund holds significant "short" equity positions, or when there is a general stock market decline and the Fund holds significant "long" equity positions.

Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund's investments may decline in value even when the overall stock market is not in general decline.

Short Sales Risk. The Fund may make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce the Fund's returns or increase volatility.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks' intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Interest Rate Risk. Interest rate risk is the risk that a debt security's value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer's credit status, and is generally higher for non-investment grade securities.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as "junk bonds"), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's), tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity.

Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

Portfolio Turnover Rate. The Fund's portfolio turnover rate is expected to exceed 200%. This type of Fund has a high portfolio turnover that necessarily results in greater transaction costs and causes more short-term capital gains (or losses) to be realized. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

HISTORICAL PERFORMANCE

The Fund commenced operations on December 15, 2008, upon the reorganization of the 1st Source Monogram Long/Short Fund, the Fund's predecessor fund (the "Predecessor Fund"), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund's (and Predecessor Fund's for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based securities market index and an additional index composed of securities similar to those held by the Fund. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses which may have produced different investment results. The portfolio managers of the Fund, however, were also the portfolio managers of the Predecessor Fund. Performance information is updated regularly and is available on the Fund's website www.wasatchfunds.com.

WASATCH LONG/SHORT FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	16.00%
Worst — 12/31/08	-15.94%

Average Annual Total Returns — (as of 12/31/11)
Average Annual Total Returns - Wasatch Long/Short Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	1.77%	3.75%	5.69%	Aug. 01, 2003
Investor Class shares Return after taxes on distributions	1.76%	3.19%	4.83%	Aug. 01, 2003
Investor Class shares Return after taxes on distributions and sale of Fund shares	1.15%	2.88%	4.43%	Aug. 01, 2003
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	4.97%
Citigroup Three Month U.S. Treasury Bills Index (reflects no deductions for fees, expenses or taxes)	0.08%	1.36%	1.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.